UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   Address: 1111 Broadway, Suite 1400
           Oakland, CA 94607
           -----------------------------------------------------

Form 13F File Number: 28-00224
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Marie Berggren
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                    Oakland, CA                     10/30/2007
------------------                    -----------                     ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           33
                                         -----------
Form 13F Information Table Value Total:  $25,651,884
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
MELLANOX TECNOLOGIES LTD       SHS              M51363113   833111   42658          SOLE                X      0    0
AT+T INC                       COM              00206R102  1097945   25950          SOLE                X      0    0
AIR PRODS + CHEMS INC          COM              009158106   997152   10200          SOLE                X      0    0
AMERICAN INTL GROUP INC        COM              026874107  1268438   18750          SOLE                X      0    0
ANADARKO PETE CORP             COM              032511107   247358    4602          SOLE                X      0    0
COCA COLA CO                   COM              191216100   517230    9000          SOLE                X      0    0
CORGI INTL LTD                 SPONSORED ADR    21872Q202   207425   47142          SOLE                X      0    0
                               NEW
CYTORI THERAPEUTICS INC        COM              23283K105   358722   59787          SOLE                X      0    0
DISNEY WALT CO                 DISNEY COM       254687106   206340    6000          SOLE                X      0    0
EHEALTH INC                    COM              28238P109   297193   10729          SOLE                X      0    0
EQUITY RESIDENTIAL             SH BEN INT       29476L107   762480   18000          SOLE                X      0    0
EXXON MOBIL CORP               COM              30231G102  3110016   33600          SOLE                X      0    0
FOUNDATION COAL HLDGS INC      COM              35039W100  1000070   25512          SOLE                X      0    0
GANNETT INC                    COM              364730101   402040    9200          SOLE                X      0    0
GENERAL ELEC CO                COM              369604103  1639440   39600          SOLE                X      0    0
GLU MOBILE INC                                  379890106   177445   19564          SOLE                X      0    0
HEWLETT PACKARD CO             COM              428236103   209118    4200          SOLE                X      0    0
HONEYWELL INTL INC             COM              438516106   249774    4200          SOLE                X      0    0
ILLUMINA INC                   COM              452327109  1943632   37464          SOLE                X      0    0
JUNIPER NETWORKS INC           COM              48203R104   975217   26638          SOLE                X      0    0
LAUDER ESTEE COS INC           CL A             518439104   709082   16700          SOLE                X      0    0
MCGRAW HILL COS INC            COM              580645109   305460    6000          SOLE                X      0    0
MERCK + CO INC                 COM              589331107  3303766   63915          SOLE                X      0    0
MIDCAP SPDR TR                 UNIT SER 1       595635103   901040    5600          SOLE                X      0    0
                               STANDARD +
                               POORS
QUICKLOGIC CORP                CDT COM          74837P108   191652   58789          SOLE                X      0    0
RENOVIS INC                    COM              759885106    48489   12562          SOLE                X      0    0
SYMYX TECHNOLOGIES INC         COM              87155S108   116594   13417          SOLE                X      0    0
TEXAS INSTRS INC               COM              882508104   237835    6500          SOLE                X      0    0
THERMAGE INC                   COM              88343R101   471790   66637          SOLE                X      0    0
VERIZON COMMUNICATIONS         COM USD 500      92343V104   785306   17735          SOLE                X      0    0
WACHOVIA CORP 2ND NEW          COM              929903102   220660    4400          SOLE                X      0    0
WELLS FARGO + CO NEW           COM              949746101   612664   17200          SOLE                X      0    0
WYETH                          COM              983024100  1247400   28000          SOLE                X      0    0